Note 6 - Stockholders' Deficit (Details Textual) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 01, 2012	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2023	May 19, 2021	Jul. 27, 2016	Jun. 27, 2016	Jun. 26, 2016	Feb. 12, 2016	Oct. 02, 2015	Oct. 01, 2015	Dec. 31, 2013	Mar. 15, 2006
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.001			$ 0.0001	$ 0.0001	$ 0.000001	$ 0.0001	$ 0.001
Common Stock, Shares Authorized		100,000,000	20,000,000	20,000,000			100,000,000	100,000,000	100,000,000,000		20,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,974,445	490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.25	$ 1.25	$ 1
Allocated Share-based Compensation Expense		$ 450,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,592,229	1,707,744	1,217,744									977,744
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			3
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1
Class of Warrant or Right, Exercise Period			10 years
Major Stockholder and Chairman [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1
Class of Warrant or Right, Exercise Period			10 years
Class of Warrant or Right, Issued			1,253,367
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			417,789
Major Stockholder and Chairman [Member] | Scenario, Forecast [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					317,789	100,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense			$ 190,751	$ 85,168
Warrant [Member]
Common Stock, Par or Stated Value Per Share			$ 0.001
Allocated Share-based Compensation Expense			$ 287,878	$ 0
Shares Issued, Price Per Share			$ 1
The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.25	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,592,229	292,256	782,256
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 290,985
The 2006 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,000,000	2,000,000												140,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years
The 2006 Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year	180 days
The 2006 Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years		5 years
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			0	0